Summary of significant accounting policies - Cash and cash equivalents (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Summary of significant accounting policies
Cash and cash equivalents	¥ 51,837,277	$ 7,639,869	¥ 19,773,580
PRC
Summary of significant accounting policies
Cash and cash equivalents	¥ 51,837,277	$ 7,639,869	¥ 19,773,580